Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net	12 Months Ended
Dec. 31, 2024
Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other net [Abstract]
Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net
Note 5. Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net

a) An analysis of accounts receivable by component at December 31, 2023 and 2024 is as follows:

	At December 31,
	2023		2024
Subscribers and distributors	Ps.	156,569,986	Ps.	170,242,307
Telecommunications carriers for network interconnection and other services		2,960,653		3,837,362
Recoverable taxes		57,501,535		50,900,914
Sundry debtors		12,302,877		11,838,770
Contract assets		25,062,219		31,230,793
Allowance of expected credit losses		(38,194,997)		(37,533,735)
Total net	Ps.	216,202,273	Ps.	230,516,411
Non-current subscribers, distributors and contractual assets		9,400,123		9,394,158
Total current subscribers, distributors and contractual assets	Ps.	206,802,150	Ps.	221,122,253

b) Changes in the allowance of the expected credit losses is as follows:

	For the years ended December 31,
	2022(i)		2023		2024
Balance at beginning of year	Ps.	(41,835,826)	Ps.	(42,079,056)	Ps.	(38,194,997)
Increases recorded in expenses(i)		(12,197,447)		(12,021,598)		(11,927,258)
Write-offs		9,162,382		11,392,722		16,239,505
Business Combination		—		—		(148,359)
Spin-off (ii)		—		(3,002)		—
Translation effect		2,791,835		4,515,937		(3,502,626)
Balance at year end	Ps.	(42,079,056)	Ps.	(38,194,997)	Ps.	(37,533,735)

(i)	Includes discontinued operation of Claro Chile, SpA joint venture until October 6, 2022. See note 2Ac.
(ii)	This figure is related to the spin-off of Telekom Austria AG.

c) The following table shows the aging of accounts receivable at December 31, 2023 and 2024, for subscribers and distributors:

	Past due
	Total		Unbilled services provided		a-30 days		31-60 days		61-90 days		Greater than 90 days
December 31, 2023	Ps.	156,569,986	Ps.	94,822,572	Ps.	15,595,155	Ps.	4,533,856	Ps.	2,543,476	Ps.	39,074,927
December 31, 2024	Ps.	170,242,307	Ps.	105,263,369	Ps.	15,396,655	Ps.	4,182,294	Ps.	2,854,922	Ps.	42,545,067

d) The following table shows the accounts receivable from subscribers and distributors included in the allowance for expected credit losses of trade receivables, as of December 31, 2023 and 2024:

	Total		1-90 days		Greater than 90 days
December 31, 2023	Ps.	38,194,997	Ps.	2,989,388	Ps.	35,205,609
December 31, 2024	Ps.	37,533,735	Ps.	4,050,387	Ps.	33,483,348

e) An analysis of contract assets and liabilities at December 31, 2023 and 2024 is as follows:

	2023		2024
Contract Assets:
Balance at the beginning of the year	Ps.	28,573,717	Ps.	25,062,219
Additions		24,666,211		24,862,129
Business combination		—		2,347,803
Disposals		(4,672,331)		(4,195,512)
Amortization		(19,998,178)		(20,622,228)
Translation effect		(3,507,200)		3,776,382

Balance at the end of the year	Ps.	25,062,219	Ps.	31,230,793
Non-current contract assets	Ps.	1,149,202	Ps.	1,558,104

Current portion contracts assets	Ps.	23,913,017	Ps.	29,672,689